Provision for Income Taxes Reconciliation of Unrecognized Tax Benefits Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 58	$ 38
Additions based on tax positions related to the current year	4	4
Additions for tax positions of prior years	18	22
Reductions for tax positions of prior years	(2)	(6)
Settlement with taxing authorities	(12)	0
Balance at end of period	$ 66	$ 58